Vessels, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Vessels, Net

NOTE 6 – VESSELS, NET

Total Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2022	$4,292,150	$(514,821)	$3,777,329
Additions/ (Depreciation)	432,773	(199,135)	233,638
Disposals	(301,462)	25,166	(276,296)
Balance December 31, 2023	$4,423,461	$(688,790)	$3,734,671
Additions/ Remeasurement of finance lease liability/ (Depreciation)	1,065,949	(209,950)	855,999
Disposals/ Impairment/ Transfers to owned vessels	(438,644)	89,266	(349,378)
Balance December 31, 2024	$5,050,766	$(809,474)	$4,241,292
Additions/ Remeasurement of finance lease liability/ (Depreciation)	563,317	(225,959)	337,358
Disposals/ Impairment/ Transfers to owned vessels	(254,205)	65,423	(188,782)
Balance December 31, 2025	$5,359,878	$(970,010)	$4,389,868

The above balances as of December 31, 2025 are analyzed in the following tables:

Owned Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2024	$4,594,294	$(775,478)	$3,818,816
Additions/ (Depreciation)	514,551	(210,767)	303,784
Disposals/ Impairment	(224,992)	61,698	(163,294)
Balance December 31, 2025	$4,883,853	$(924,547)	$3,959,306

Right-of-use assets under finance lease	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2024	$456,472	$(33,996)	$422,476
Additions/ Remeasurement of finance lease liability/ (Depreciation)	48,766	(15,192)	33,574
Transfers to owned vessels	(29,213)	3,725	(25,488)
Balance December 31, 2025	$476,025	$(45,463)	$430,562

Right-of-use assets under finance leases are calculated at an amount equal to the finance liability, increased with the allocated excess value, the initial direct costs and adjusted for the carrying amount of the straight-line effect of liability as well as the favorable and unfavorable lease terms derived from charter-in agreements. During the year ended December 31, 2025, following the declarations of the Company’s option to acquire two Kamsarmax vessels, the corresponding right-of-use assets under finance leases were increased by the aggregate amount of $2,404, upon remeasurement of the finance lease liabilities, to $63,413 (see Note 10 – Borrowings). During the year ended December 31, 2024, following the declarations of the Company’s option to extend the charter period for one year for one Kamsarmax vessel and the option to acquire four Kamsarmax vessels, the corresponding right-of-use assets under finance leases were decreased by the aggregate amount of $2,037. During the year ended December 31, 2023, following the declaration of the Company’s option to extend the charter period of one Kamsarmax vessel for one year, the corresponding right-of-use asset under finance lease was increased by $1,620.

During the years ended December 31, 2025, 2024 and 2023, the Company capitalized certain fees and costs related to vessels' regulatory requirements, including ballast water treatment system installation, exhaust gas cleaning system installation and other improvements, that amounted to $24,248, $32,013 and $58,766, respectively, and are presented under the caption “Acquisition of/ additions to vessels” in the Consolidated Statements of Cash Flows (see Note 17 – Transactions with related parties and affiliates).

Acquisition of Vessels

2025

During the year ended December 31, 2025, Navios Partners paid an amount of $13,695 to acquire from an unrelated third party a 2020-built Kamsarmax vessel of 81,789 dwt, which was previously accounted for as a right-of-use asset under a finance lease. On the same date, the Company derecognized the right-of-use asset under the finance lease and recognized the vessel at a cost of $25,888.

During the year ended December 31, 2025, Navios Partners took delivery of a 2025-built MR2 Product Tanker vessel of 49,994 dwt, from an unrelated third party, by entering into a ten-year bareboat charter-in agreement, which provides for purchase options with de-escalating purchase prices. Navios Partners accounted for the bareboat charter-in agreement as a finance lease, and recognized a right-of-use asset at $45,995, being an amount equal to the initial measurement of the finance lease liability, including capitalized expenses, (see Note 10 – Borrowings), increased by the amount of $8,777, which was prepaid before the lease commencement.

During the year ended December 31, 2025, Navios Partners took delivery of five 2025-built vessels (two 7,700 TEU containerships and three Aframax/LR2 tanker vessels), from unrelated third parties, for an aggregate acquisition cost of $464,612 (including $49,934 capitalized expenses).

2024

During the year ended December 31, 2024, Navios Partners took delivery of 12 2024-built vessels (nine 5,300 TEU containerships and three Aframax/LR2 tanker vessels), from unrelated third parties, for an aggregate acquisition cost of $816,167 (including $68,893 capitalized expenses).

During the year ended December 31, 2024, Navios Partners paid an aggregate amount of $117,825 (including $1,166 capitalized expenses) to acquire from unrelated third parties four Kamsarmax vessels, which were previously accounted for as right-of-use assets under finance leases. The Company derecognized the right-of-use assets under the finance leases and recognized the vessels at an aggregate cost of $164,398.

In June 2024, Navios Partners agreed to acquire from an unrelated third party the Navios Venus, a 2015-built Ultra-Handymax vessel of 61,339 dwt, which was previously chartered-in and accounted for as a right-of-use asset under operating lease. In accordance with the provisions of ASC 842, the Company accounted the transaction as a lease modification and upon reassessment of the classification of the lease, the Company has classified the above transaction as a finance lease, as of the effective date of the modification. Following the reassessment performed, the Company recognized a right-of-use asset at $27,463, being an amount equal to the finance lease liability (see Note 10 – Borrowings). On December 27, 2024, Navios Partners acquired from an unrelated third party, the Navios Venus, for an acquisition cost of $26,683 (including $1,333 capitalized expenses), which was previously accounted for as a right-of-use asset under a finance lease. On the same date, the Company derecognized the right-of-use asset under finance lease and recognized the vessel at an aggregate cost of $27,954.

2023

On November 9, 2023, Navios Partners took delivery of a 2023-built 5,300 TEU containership, from an unrelated third party, for an acquisition cost of $66,733.

In August 2023, Navios Partners agreed to acquire from an unrelated third party, a 2019-built Kamsarmax vessel of 81,692 dwt, which was previously chartered-in and accounted for as a right-of-use asset under operating lease. In accordance with the provisions of ASC 842, the Company accounted the transaction as a lease modification and upon reassessment of the classification of the lease, the Company has classified the above transaction as finance lease, as of the effective date of the modification. Following the reassessment performed, the Company recognized a right-of-use asset at $27,561, being an amount equal to the finance lease liability (see Note 10 – Borrowings). On October 16, 2023, Navios Partners acquired from an unrelated third party, the Kamsarmax vessel, for an acquisition cost of $28,127, which was previously accounted for as a right-of-use asset under a finance lease. At the same date, the Company derecognized the right-of-use asset under finance lease and recognized the vessel at an aggregate cost of $27,555.

On June 21, 2023, Navios Partners took delivery of a 2023-built Capesize vessel of 182,212 dwt, from an unrelated third party, by entering into a 15-year bareboat charter-in agreement, which provides for purchase options with de-escalating purchase prices. Navios Partners accounted for the bareboat charter-in agreement as a finance lease, and recognized a right-of-use asset at $64,600, being an amount equal to the initial measurement of the finance lease liability, including capitalized expenses, (see Note 10 – Borrowings), increased by the amount of $2,574, which was prepaid before the lease commencement.

On April 27, 2023, Navios Partners took delivery of a 2023-built Capesize vessel of 182,169 dwt, from an unrelated third party, by entering into a 15-year bareboat charter-in agreement, which provides for purchase options with de-escalating purchase prices. Navios Partners accounted for the bareboat charter-in agreement as a finance lease, and recognized a right-of-use asset at $50,890, being an amount equal to the initial measurement of the finance lease liability, including capitalized expenses, (see Note 10 – Borrowings), increased by the amount of $2,579, which was prepaid before the lease commencement.

On March 29, 2023, Navios Partners took delivery of a 2023-built Capesize vessel of 182,115 dwt, from an unrelated third party, by entering into a 15-year bareboat charter-in agreement, which provides for purchase options with de-escalating purchase prices. Navios Partners accounted for the bareboat charter-in agreement, as a finance lease, and recognized a right-of-use asset at $46,146 being an amount equal to the initial measurement of the finance lease liability, including capitalized expenses, (see Note 10 – Borrowings), increased by the amount of $3,028, which was prepaid before the lease commencement.

On March 6, 2023, Navios Partners paid an amount of $42,879 (including $1,600 related to the scrubber system installation) and acquired from an unrelated third party, a 2016-built scrubber-fitted Capesize vessel of 181,221 dwt, which was previously accounted for as a right-of-use asset under a finance lease. At the same date, the Company derecognized the right-of-use asset under finance lease and recognized the vessel at an aggregate cost of $53,232.

On February 5, 2023, Navios Partners took delivery of a 2023-built Kamsarmax vessel of 82,010 dwt, from an unrelated third party, for an acquisition cost of $35,605 (including $1,305 capitalized expenses).

Sale of Vessels

2025

During the year ended December 31, 2025, Navios Partners sold ten vessels to unrelated third parties and one vessel to a related party (see Note 17 – Transactions with related parties and affiliates) for an aggregate net sale price of $201,124. Following the sale of such vessels, an aggregate gain of $16,926 (including the aggregate remaining carrying balance of drydock and special survey cost of $18,659 and the straight line asset associated with a transhipper vessel, previously classified as held for sale, of $2,245) is presented under the caption “Gain on sale of vessels, net” in the Consolidated Statements of Comprehensive Income. This amount includes an impairment loss of $1,094 recognized during the third quarter of 2025 in connection with the committed sale of a 2005-built Panamax of 75,397 dwt, with the sale completed during the fourth quarter of 2025. This amount also includes an aggregate impairment loss of $6,782, recognized upon the classification of a 2009-built transhipper vessel of 57,573 dwt and a 2006-built Panamax of 76,596 dwt as held for sale as of June 30, 2025 and March 31, 2025, respectively, with the sales completed during the year ended December 31, 2025.

2024

During the year ended December 31, 2024, Navios Partners sold ten vessels to unrelated third parties for an aggregate net sale price of $190,293. Following the sale of such vessels, the aggregate amount of $42,859 (including the aggregate remaining carrying balance of drydock and special survey cost of $5,275) is presented under the caption “Gain on sale of vessels, net” in the Consolidated Statements of Comprehensive Income.

2023

During the year ended December 31, 2023, Navios Partners sold 15 vessels to unrelated third parties for an aggregate net sale price of $259,004. Following the sale of such vessels, the aggregate amount of $53,032 (including the aggregate remaining carrying balance of drydock and special survey cost of $12,033) is presented under the caption “Gain on sale of vessels, net” in the Consolidated Statements of Comprehensive Income.

Vessels “agreed to be sold”

2025

During the year ended December 31, 2025, Navios Partners agreed to sell a 2008-built 4,730 TEU containership, to an unrelated third party, for a gross sale price of $30,000. The Company has performed an assessment based on provisions of ASC 360 and concluded that the held for sale criteria were not met and the vessel was not classified as held for sale as of December 31, 2025. The sale is expected to be completed during the first half of 2026 (see Note 21 – Subsequent events).

Vessels impairment loss

2025

As at December 31, 2025, Navios Partners assessed whether impairment indicators for any of its long-lived assets existed and concluded that no such indicators were present.

As at September 30, 2025, Navios Partners assessed whether impairment indicators for any of its long-lived assets existed and concluded that such indicators were present for one dry bulk vessel, due to its committed sale. As a result, a recoverability test for this vessel was performed and an impairment loss of $1,094 was recognized, as the carrying amount of the asset group was not recoverable since it exceeded its fair value (see Note 12 – Fair value of financial instruments). As at June 30, 2025 and March 31, 2025, Navios Partners assessed whether impairment indicators for any of its long-lived assets existed and concluded that no such indicators were present. During the six months ended June 30, 2025, an aggregate impairment loss of $6,782 was recognized in connection with the classification as held for sale of two dry bulk vessels, as the carrying amount of each asset group was not recoverable and exceeded its fair value less costs to sell (see Note 12 – Fair value of financial instruments). The impairment loss related to the three vessels is presented under the caption “Gain on sale of vessels, net” in the Consolidated Statements of Comprehensive Income for the year ended December 31, 2025.

2024

As at December 31, 2024, Navios Partners assessed whether impairment indicators for any of its long-lived assets existed and concluded that events occurred and circumstances had changed, which indicated that potential impairment of certain of Navios Partners’ long-lived assets might exist and a recoverability test of certain of long-lived assets was performed. These indicators included volatility in the charter market as well as the potential impact the current marketplace may have on the Company’s future operations.

As at June 30, 2024, Navios Partners assessed whether impairment indicators for any of its long-lived assets existed and concluded that such indicators were present for certain of its dry bulk vessels, mainly due to Company’s intention to sell these vessels.

During the year ended December 31, 2024, the undiscounted projected net operating cash flows for four vessels did not exceed the carrying value of each asset group and an impairment loss was recognized and calculated as the difference between the fair value of the vessel (see Note 12 – Fair value of financial instruments) and the carrying value of the asset group. As a result, an impairment loss of $17,099 was recognized and is presented under the caption “Gain on sale of vessels, net” in the Consolidated Statements of Comprehensive Income for the year ended December 31, 2024.

2023

As of December 31, 2023, the Company concluded that events occurred and circumstances had changed, which indicated that potential impairment of certain of Navios Partners’ long-lived assets might exist and a recoverability test of certain of long-lived assets was performed. These indicators included volatility in the charter market as well as the potential impact the current marketplace may have on the Company’s future operations. As of December 31, 2023, the Company’s recoverability test concluded that no impairment loss was identified and recognized, as the undiscounted projected net operating cash flows of each asset group exceeded the carrying value.